Vanguard Global ESG Select Stock Fund Investment Strategy - Retail Prospectus [Member] - Vanguard Global ESG Select Stock Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing in stocks of large and mid-size companies located in a number of countries throughout the world, including issuers located in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies that meet the advisor’s environmental, social, and governance (“ESG”) criteria.The Fund’s investment approach is based on proprietary, bottom-up fundamental research conducted by the advisor. The advisor considers the investment universe, sector-by-sector and region-by-region, looking for companies with strong long-term fundamentals that also meet the advisor’s ESG criteria. The advisor will place an emphasis on the following company attributes: (1) a proven track record of effective capital allocation; (2) leading ESG practices as determined by the advisor through an evaluation of how the company integrates material ESG risks and opportunities into its corporate strategy (e.g., a realistic assessment of long-term ESG risks and opportunities, increased transparency into the company’s ESG practices, management teams with aligned incentives, better governance practices, and thoughtful resource allocation); and (3) confidence that a wide gap between return on capital and cost of capital can be sustained. The advisor will then examine issues outside the scope of traditional research—such as corporate culture, adaptability, and employee engagement—to build conviction in each holding.